Exhibit 99.6 Schedule 3

	QM ATR Data
	Run Date - 10/xx/2023 10:57:57 AM
ID	Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Application Date Prior to 1/xx/2014	Lender Application Date	GSE Eligible	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Co Borrower Foreign National Indicator	Residual Income to Qualify?	ATR/QM Residual Income
900000019	xx	xx	xx	Safe Harbor QM (APOR)	No	06/xx/2023	No	xx	06/xx/2023	7.702%	Employed		US Citizen		Yes	xx
900000119	xx	xx	xx	Exempt	No	05/xx/2023	No			0.00%	Not Required		US Citizen		No
900000090	xx	xx	xx	Exempt	No	06/xx/2023	No			0.00%	Self-Employed		US Citizen		No